Redeemable Preferred Interest in Subsidiary (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Redeemable Preferred Interest in Subsidiary [Abstract]
Redeemable Preferred Interest in Subsidiary
10.	Redeemable Preferred Interest in Subsidiary

On September 1, 2016, the Company organized OWAO. As of September 30, 2016, OWAO was not funded. In conjunction with Goldman and Beekman, OneWater LLC contributed a majority of its assets, including subsidiaries operating all of its retail operations, to OWAO in return for 100,000 common units. Additionally, as a part of the transaction, OWAO issued 68,000 preferred units in OWAO to Goldman and Beekman. The preferred interest had a stated 10.0% rate of return and there was no allocation of profits in excess of the stated return. The preferred interests were not convertible but may have been redeemed by the holder after 5 years or upon certain triggering events at face value plus accrued interest.

The Company had classified the redeemable preferred interest as temporary equity in the consolidated balance sheets. The discount on the issuance of the redeemable preferred interest was being accreted to members’ equity as a dividend from the date of issuance through the fifth anniversary of the issuance date. On February 11, 2020, in connection with the Offering, OWAO used $89.2 million in cash to fully redeem the preferred interest in subsidiary held by Goldman and Beekman.

OneWater LLC [Member]
Redeemable Preferred Interest in Subsidiary [Abstract]
Redeemable Preferred Interest in Subsidiary
18	Redeemable Preferred Interest in Subsidiary

On September 1, 2016, the Company organized OWAO. As of September 30, 2016, OWAO was not funded. In conjunction with the new investor described in the Investors footnote, OneWater LLC contributed a majority of its assets, including subsidiaries operating all of its retail operations, to OWAO in return for 100,000 common units. Additionally, as a part of the transaction described in the Investors footnote, OWAO issued 68,000 preferred units in OWAO to GS and BIP. The preferred interest has a stated 10.0% rate of return and there is no allocation of profits in excess of the stated return. The preferred interests are not convertible but may be redeemed by the holder after 5 years or upon certain triggering events at face value plus accrued interest.

The Company has classified the redeemable preferred interest as temporary equity in the consolidated balance sheets. The discount on the issuance of the redeemable preferred interest is being accreted to retained common interests as a dividend from the date of issuance through the fifth anniversary of the issuance date.